Fair Value Hierarchy	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Fair Value Hierarchy
47	Fair value hierarchy
The Group categorises assets and liabilities measured at fair value into one of three levels depending on the ability to observe inputs employed in their measurement which are described as follows:

•	Level 1—Quoted (unadjusted) market prices in active markets for identical assets or liabilities

•	Level 2—Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observable

•	Level 3—Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable
For assets and liabilities that are recognised at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing
categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the period.
There were no transfers between Level 1 and Level 2 fair value measurements during the period, and no transfers into or out of Level 3 fair value measurements during the year ended 31 March 2021. There were no changes in the Group’s valuation processes, valuation techniques, and types of inputs used in the fair value measurements during the period
.
The following table provides the fair value measurement hierarchy of the assets and liabilities of the Group:-

		As at 31 March 2021		As at 31 March 2020
Financial assets	Level	Carrying value	Fair value	Carrying value	Fair value
Measured at amortised cost*
Security deposits	Level 3	140	140	126	126
Trade receivables	Level 2	1,178	1,178	—	—
Bank deposits with remaining maturity for more than twelve months	Level 2	2,999	2,999	142	142
Measured at FVTPL
Investments, unquoted debt securities	Level 3	—	—	624	624
Measured at FVTOCI
Derivative instruments	Level 2	2,691	2,691	8,718	8,718

		31 March 2021		31 March 2020
Financial liabilities	Level	Carrying value	Fair value	Carrying value	Fair value
Financial guarantee contracts		78	78
Measured at amortised cost*
Non convertible debentures	Level 3	100,584	101,725	45,211	45,211
Compulsorily convertible debentures	Level 3	809	809	553	553
Term loan from bank	Level 3	51,157	51,455	53,924	53,924
Term loan from financial institutions	Level 3	93,419	99,394	92,488	92,488
Compulsorily convertible preference shares	Level 3	—	—	23,200	23,200
Senior secured notes	Level 3	92,924	92,924	128,160	128,160
Interest accrued but not due on debentures	Level 3	132	132	—	—
Measured at FVTOCI
Derivative instruments	Level 2	1,070	1,070	—	—

*	Assets / liabilities for which fair values are disclosed
Set out below are the fair value hierarchy, valuation techniques and inputs used as at 31 March 2021 and 2020:

Particulars	Level	Valuation technique	Inputs used
Financial assets measured at FVTPL

Investments, unquoted debt securities	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows

Financial assets measured at FVTOCI

Derivative instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows

Financial assets measured at amortised cost

Security deposits	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows

Trade receivables	Level 2	Discounted cash flow	Prevailing interest rates in market, future cash flows

Bank deposits with remaining maturity for more than twelve months	Level 2	Market value techniques	Prevailing interest rates in market, future cash flows

Financial liabilities measured at FVTOCI

Derivative instruments	Level 2	Market value techniques	Forward foreign currency exchange rates, interest rates to discount future cash flows

Particulars	Level	Valuation technique	Inputs used

Financial liabilities measured at FVTPL

Financial guarantee contracts	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows

Financial liabilities measured at amortised cost

Non convertible debentures	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows

Compulsorily convertible debentures	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows

Term loan from bank	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows

Term loan from financial institutions	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows

Senior secured notes	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows

Compulsorily convertible preference shares	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows

Interest accrued but not due on debentures	Level 3	Discounted cash flow	Prevailing interest rates in market, future cash flows